Temporary Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Temporary Equity

Note 12 – Temporary Equity

On March 1, 2017, the Company filed a second amended and restated certificate of incorporation, to increase the number of the Company’s authorized shares of preferred stock to 6,000,000, to designate 1,300,000 shares of the Company’s authorized preferred stock as Series A preferred Stock, or Series A preferred stock, and set forth the rights, preferences and privileges of the Company’s Series A preferred stock. On June 8, 2017, the Company filed a third amended and restated certificate of incorporation to revise certain protective voting provisions afforded to the holders of the Company’s preferred stock. On the same date, the Company filed a certificate of designation, preferences, rights and limitations of Series B convertible preferred stock, to designate 2,000,000 shares of the Company’s authorized preferred stock as Convertible Series B Preferred Stock, or Series B preferred stock, and set forth the rights, preferences and privileges of the Company’s Series B preferred stock.

The Company’s Preferred Stock had certain redemption rights that were considered by the Company to be outside of the Company’s control. Accordingly, the Series A Preferred Stock and Series B Preferred Stock are presented as temporary equity on the Company’s balance sheets for December 31, 2017.

The Series A and Series B Preferred Stock were convertible at the option of the holder at a conversion price of $10.00 and $12.00 per share, respectively, which was reduced to $4.30 and $4.50 per share, respectively, if the conversion resulted from a mandatory IPO conversion. On June 4, 2018, all Series A and Series B Preferred Stock and dividends in arrears of $911,151 and $107,556, respectively, were mandatorily converted into 1,743,231 shares of common stock, upon the completion of the IPO (see Note 2 to the Financial Statements – Initial Public Offering). In connection with the mandatory conversion of the Preferred Stock, the Company recorded a deemed dividend of $3,087,591 equal to the number of additional shares of common stock issued upon conversion of the Preferred Stock resulting from the reduction in the conversion price upon the mandatory IPO conversion, multiplied times the fair value of the common stock on the commitment date.